Supplemental Items - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 13.0	$ 15.7
General and administrative expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 15.7	$ 21.1